Other Reserves - Schedule of Other Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option reserve
Total other reserves	£ 59,692	£ 58,071
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	1	(11)	(3)
Capital reserve	42,466	42,466
Share option reserve
Balance at beginning of year	15,955	4,406	3,291
Share-based payments	1,977	11,731	1,132
Exercise of share options	(186)	(180)	(17)
Forfeiture of share options	(182)
Lapse of share options		(2)
Balance at end of year	17,564	15,955	4,406
Total other reserves	£ 59,692	£ 58,071	£ 4,064